UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21759

Name of Fund: BlackRock Long-Horizon Equity Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Horizon Equity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.4%

Brazil — 2.2%
Itau Unibanco Holding SA, Preference Shares — ADR	510,256	$6,117,969

China — 2.9%
ANTA Sports Products Ltd.	1,607,000	8,207,314

Germany — 3.9%
Deutsche Post AG, Registered Shares	310,578	10,971,350

India — 4.3%
HDFC Bank Ltd.	388,011	12,251,282

Ireland — 5.0%
Medtronic PLC	157,759	14,234,595

Japan — 2.2%
Sony Corp.	117,100	6,293,751

Netherlands — 2.4%
ASML Holding NV	31,550	6,757,008

Spain — 3.8%
Industria de Diseno Textil SA	327,024	10,716,777

Sweden — 8.3%
Assa Abloy AB, Class B	594,276	11,731,297
Hexagon AB, Class B	191,366	11,663,641

		23,394,938
United Kingdom — 14.4%
AstraZeneca PLC	98,976	7,618,794
British American Tobacco PLC	315,669	17,353,035
Reckitt Benckiser Group PLC	129,986	11,588,325
Shire PLC	71,905	4,095,284

		40,655,438
United States — 48.0%
Alphabet, Inc., Class C(a)	11,636	14,164,037
Boston Scientific Corp.(a)	205,937	6,921,543
Colgate-Palmolive Co.	109,712	7,351,801
Comcast Corp., Class A	297,681	10,651,026

Security	Share/Par (000)	Value
United States (continued)
Danaher Corp.	138,615	$14,219,127
Estee Lauder Cos., Inc., Class A	39,028	5,266,438
First Republic Bank	114,855	11,354,565
Honeywell International, Inc.	75,317	12,024,359
Intuit, Inc.	56,752	11,591,029
Mastercard, Inc., Class A	63,768	12,626,064
Union Pacific Corp.	98,707	14,795,192
UnitedHealth Group, Inc.	57,225	14,490,515

		135,455,696

Total Common Stocks — 97.4% (Cost — $213,345,759)		275,056,118

Corporate Bonds — 0.0%

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/05/12(a)(b)(c)	$1,000	10,000

Preferred Securities — 2.4%

United States — 2.4%
Proteus Digital Health, (Acquired 7/22/14, cost $7,000,007)(a)(b)(d)(e)	532,725	6,936,080

Total Long-Term Investments — 99.8% (Cost — $221,345,766)		282,002,198

Total Investments — 99.8% (Cost — $221,345,766)		282,002,198
Other Assets Less Liabilities — 0.2%		496,097

Net Assets — 100.0%		$282,498,295

(a)	Non-income producing security.
(b)	Zero-coupon bond.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $ 6,936,080 and an original cost of $7,000,007, which was 2.4% of its net assets.

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Long-Horizon Equity Fund

During the period ended July 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,320,665	(3,320,665)	—	$—	$15,197		$19	$—
SL Liquidity Series, LLC, Money Market Series	1,918,274	(1,918,274)	—	—	2,274	(b)	(678)	—

			—	$—	$17,471		$(659)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR     American Depositary Receipts

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Long-Horizon Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$6,117,969	$—	$—	$6,117,969
China	—	8,207,314	—	8,207,314
Germany	—	10,971,350	—	10,971,350
India	—	12,251,282	—	12,251,282
Ireland	14,234,595	—	—	14,234,595
Japan	—	6,293,751	—	6,293,751
Netherlands	—	6,757,008	—	6,757,008
Spain	—	10,716,777	—	10,716,777
Sweden	—	23,394,938	—	23,394,938
United Kingdom	—	40,655,438	—	40,655,438
United States	135,455,696	—	—	135,455,696
Corporate Bonds	—	10,000	—	10,000
Preferred Securities	—	—	6,936,080	6,936,080

	$155,808,260	$119,257,858	$6,936,080	$282,002,198

During the period ended July 31, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Long-Horizon Equity Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Preferred Stocks	Total
Assets:
Opening Balance, as of October 31, 2017	$5,000	$7,021,316	$7,026,316
Transfers into Level 3	—	—	—
Transfers out of Level 3	(5,000)	—	(5,000)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	—	(85,236)	(85,236)
Purchases	—	—	—
Sales	—	—	—

Closing Balance as of July 31, 2018	$—	$6,936,080	$6,936,080

Net change in unrealized appreciation (depreciation) on investments held as of July 31, 2018(a)	$—	$(85,236)	$(85,236)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on    investments still held at July 31, 2018, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs		Range of Unobservable Inputs Utilized
Assets:
Preferred Securities	$6,936,080	Market	Revenue Multiple	(a)	36.25x

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Horizon Equity Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Long-Horizon Equity Fund

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Long-Horizon Equity Fund

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Long-Horizon Equity Fund

Date: September 20, 2018